Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 128,455,771.80
Total Fee Amount	17,739.74
Total Offset Amount	0.00
Net Fee	$ 17,739.74
Offering Table N/A
Offset Table N/A	N/A